Group information (Details Narrative)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Adventure and Nature Network Private Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%